Loans and Borrowings (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Borrowings [Abstract]
Purchaser lessor term	2 years
Weighted average interest rate	5.52%	4.82%	5.01%
Pledged assets	¥ 103,502,801	¥ 32,939,297
Total guaranteed amount	¥ 80,000,000	¥ 70,000,000
Effective period	March 17, 2022 to March 17, 2027	July 29, 2020 to July 29, 2023